Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Warranty accrual	$5,001	$4,931
Accrued compensation and benefits	2,979	6,786
Accrued interest	1,036	648
Completion reserve	493	1,355
Income taxes payable	—	7,147
Deferred profit from unconsolidated joint ventures	809	957
Other accrued expenses	2,121	1,594
	$12,439	$23,418

Changes in our warranty accrual are detailed in the table set forth below:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Beginning warranty accrual for homebuilding projects	$4,608	$3,846
Warranty provision for homebuilding projects	271	312
Warranty payments for homebuilding projects	(201)	(101)
Ending warranty accrual for homebuilding projects	4,678	4,057

Beginning warranty accrual for fee building projects	323	335
Warranty provision for fee building projects	—	—
Warranty efforts for fee building projects	—	(3)
Ending warranty accrual for fee building projects	323	332
Total ending warranty accrual	$5,001	$4,389
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	December 31,
	2016	2015
	(Dollars in thousands)
Warranty accrual	$4,931	$4,181
Accrued compensation and benefits	6,786	5,106
Accrued interest	648	453
Completion reserve	1,355	1,168
Income taxes payable	7,147	6,780
Deferred profit from unconsolidated joint ventures	957	1,603
Other accrued expenses	1,594	536
	$23,418	$19,827

Changes in our warranty accrual are detailed in the table set forth below:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Beginning warranty accrual for homebuilding projects	$3,846	$1,277	$810
Warranty provision for homebuilding projects	1,921	2,802	562
Warranty assumed from joint venture at consolidation	469	—	—
Warranty payments for homebuilding projects	(563)	(233)	(95)
Adjustment to warranty accrual	(1,065)	—	—
Ending warranty accrual for homebuilding projects	4,608	3,846	1,277

Beginning warranty accrual for fee building projects	335	301	264
Warranty provision for fee building projects	—	57	62
Warranty efforts for fee building projects	(12)	(23)	(25)
Ending warranty accrual for fee building projects	323	335	301
Total ending warranty accrual	$4,931	$4,181	$1,578

During the third quarter of 2016, we recorded an adjustment of $1.1 million to our warranty accrual primarily due to lower than expected warranty related expenditures. The corresponding adjustment was included as a reduction to cost of home sales in the accompanying consolidated statements of operations.